RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

8.       RELATED PARTY BALANCES AND TRANSACTIONS

The Group accounts for related party transactions based on various service agreements and reflects for all periods presented herein. The major related parties and their relationships with the Group, and the nature of their services provided to the Group are summarized as follows:

	Relationship with the	Major transaction with the
Company name	Group	Group
Tianda Xinan	Subsidiary of Consolidated VIE of CreditEase (until February 2018)	Guarantee services and related party loans

Pucheng Credit Assessment and Management (Beijing) Co., Ltd. ("Pucheng Credit")	Consolidated VIE of CreditEase	Credit assessment and collection services, management consulting services, customers acquisition and referral services and related party loans

Puxin	Subsidiary of CreditEase	System support services and related party loans

Beijing Zhicheng Credit Service Co., Ltd. ("Beijing Zhicheng")	Consolidated VIE of CreditEase	Identity verification services and system support services

Hainan CreditEase Puhui Small Loan Co., Ltd. ("Hainan CreditEase")	Subsidiary of Consolidated VIE of CreditEase	Collection of fees from customers on behalf of the Group and customers acquisition and referral services

CreditEase Bocheng Insurance Sales and Service Co., Ltd. ("Bocheng")	Subsidiary of Consolidated VIE of CreditEase	Customers acquisition and referral services

Huichuang Financial Leasing (Shanghai) Co., Ltd.	Subsidiary of CreditEase	Customers acquisition and referral services

Zhuoyue	Consolidated VIE of CreditEase	Customers acquisition and referral services, management consulting services and related party loans

Toumi Technology Development (Beijing) Co., Ltd.	Consolidated VIE of CreditEase	Customers acquisition and referral services

Xinda Hongtao Technology Development (Beijing) Co., Ltd. ("Xinda Hongtao")	Consolidated VIE of CreditEase	Customers acquisition and referral services

Zhehao Asset Management (Shanghai)Co., Ltd. ("Zhehao")	Consolidated VIE of CreditEase	Fund distribution services

Shenzhen CreditEase Factoring Co., Ltd. ("Shenzhen CreditEase")	Subsidiary of CreditEase	Customers acquisition and referral services

Xiaozhi Technology Co., Ltd.	Subsidiary of Consolidated VIE of CreditEase	Customers acquisition and referral services

Shenzhen Tengda Yingyi Asset Management Co., Ltd. ("Shenzhen Tengda")	Subsidiary of Consolidated VIE of CreditEase (until July 2019)	Disposal of loan receivables and the beneficial rights in the consolidated ABFE

Beijing Hanfu Asset Management Co., Ltd. ("Hanfu")	Consolidated VIE of CreditEase	Fund distribution services

CreditEase Qixiang Technology (Beijing) Co., Ltd. ("CreditEase Qixiang")	Consolidated VIE of CreditEase	Purchase of property and equipment and rental of equipment, disposal of loan receivables and the beneficial rights in the consolidated ABFE

Shanghai CreditEase Qixin Factoring Co., Ltd.	Subsidiary of Consolidated VIE of CreditEase	Customers acquisition and referral services

CreditEase Huicong International Financial Leasing Co., Ltd.	Subsidiary of CreditEase	Customers acquisition and referral services

Beijing Yuying Asset Management Co., Ltd.	Consolidated VIE of CreditEase	Fund distribution services

Shenzhen Puze Zhongfu Asset Management Co., Ltd. ("Puze Zhongfu")	Subsidiary of CreditEase	Fund distribution services and disposal of loan receivables

Fuan Yida (Beijing) Network Technique Co., Ltd. ("Fuan Yida")	Consolidated VIE of CreditEase	Related party loans

Junhua technology development (Beijing) Co., Ltd. ("Junhua")	Consolidated VIE of CreditEase	Related party loans

Huimin	Consolidated VIE of CreditEase (from November 2019)	Customer hotline services

The information about costs and expenses incurred for services provided by CreditEase, its subsidiaries and affiliates for the years ended December 31, 2017, 2018 and 2019 is as follows:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Cash process services	377	—	—
Guarantee services	110,877	—	—
Management consulting services	4,568	—	3,000
Rental of equipment	8,768	52,606	4,384
Credit assessment services	222,170	38,203	19,025
System support services	804,212	657,206	179,458
Collection services	96,276	327,917	296,493
Customers acquisition and referral services (note)	2,748,554	1,065,421	464,140

Total costs and expenses	3,995,802	2,141,353	966,500

Note:  The customer acquisition and referral service fees charged by Zhuoyue include the cost of guarantee services to investors provided by Zhuoyue in 2017 and until March 2018. Refer to Note 2.

Revenue derived from services provided by the Group to CreditEase, its subsidiaries and affiliates for the years ended December 31, 2017, 2018 and 2019 is recorded as other revenue and is as follows:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Fund distribution services	245,620	113,748	113,930
Customers acquisition and referral service	85,517	63,593	28,547

Total revenue	331,137	177,341	142,477

During the years ended December 31, 2017 and 2018, Huimin disposed the delinquent loans repurchased from the consolidated ABFE upon the liquidation of the consolidated ABFE to Puze Zhongfu and Shenzhen Tengda. The total consideration from those disposal amounted to RMB245,603 and RMB607,461 during the years ended December 31, 2017 and 2018. In addition, Huimin disposed its beneficiary rights of several trusts to Shenzhen Tengda and CreditEase Qixiang for a total consideration of RMB144,389 during the year ended December 31, 2019. Since July 2019, Shenzhen Tengda is no longer a related party of the Group.

Huimin purchased property and equipment from CreditEase Qixiang in 2017. The purchase costs of property and equipment amounted to RMB43,426.

Huimin purchased software from Zhuoyue in 2018. The purchase costs of software amounted to RMB12,275.

The information about loans issued to/ (collected from) CreditEase, its subsidiaries and affiliates recorded in investing activities of the Company’s consolidated statements of cash flows for the years ended December 31, 2017, 2018 and 2019 is as follows:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Puxin	(1,124,893)	3,238,919	—
Pucheng Credit	(498,500)	441,667	100,000
Tianda Xinan	119,139	—	—
Zhuoyue	—	(663,463)	4,500
Other related parties	41,266	(811)	—
Total	(1,462,988)	3,016,312	104,500

The information about loans received from/ (repaid to) CreditEase, its subsidiaries and affiliates recorded in financing activities of the Company’s consolidated statements of cash flows for the years ended December 31, 2017, 2018 and 2019 is as follows:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Zhuoyue	(917,884)	(435,193)	706,250
Pucheng Credit	(6,656)	(816)	1,000
Fuan Yida	500	—	(68,000)
Junhua	5,085,476	—	—
Other related parties	(4,290)	15,450	—
Total	4,157,146	(420,559)	639,250

Details of related party balances as of December 31, 2018 and 2019 are as follows:

(i)	Amounts due from related parties

	December 31,	December 31,
	2018	2019
	RMB	RMB
Huimin (Note a)	—	407,240
Xinda Hongtao (Note b)	470,465	213,624
Zhuoyue (Note b)	469,055	202,724
Puxin (Note b)	—	150,743
Pucheng Credit	154,491	1,893
CreditEase	211,177	—
Others	56,617	12,629

Total	1,361,805	988,853

(ii)	Amounts due to related parties

	December 31,	December 31,
	2018	2019
	RMB	RMB
Puxin (Note a and c)	1,681,553	47,046
Pucheng Credit (Note c)	168,381	33,486
Beijing Zhicheng (Note c)	2,410	16,156
Zhuoyue (Note c)	6,316,245	-
Others	107,870	9,957
Total	8,276,459	106,645
(a)

On November 30, 2019, Hengcheng, merged with Huimin’s services connecting borrowers and investors, and sold its remaining unrelated business to Puxin for an aggregated consideration of RMB47 million. Amounts due from Huimin and amounts due to Puxin are related to such transaction.

(b)	Amounts relate to the prepayment of referral services provided by the related parties.
(c)

Amounts relate to the provision of credit assessment, collection, system support, identity verification, borrowers and investors acquisition and referral services and interest-free loans provided by the related parties.